Derivative financial instruments, Maturities of Notional Amount of Derivatives (Details) $ in Thousands, € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 GBP (£)
Derivative Financial Instruments [Abstract]
Loss in valuation of derivatives, net	$ (697,393)	$ (2,141,802)	$ (10,268,520)
XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				$ 1,700							$ 2,700
Liabilities [Abstract]
Notional amount				3,190							2,190
XCS Mexican Peso - US Dollar [Member]
Assets [Abstract]
Notional amount					$ 2,018,000							$ 0
Liabilities [Abstract]
Notional amount					0							$ 8,094,000
Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$							R$ 5,843							R$ 0
Liabilities [Abstract]
Notional amount | R$							0							R$ 6,155
Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €								€ 681							€ 0
Liabilities [Abstract]
Notional amount | €								108							1,036
XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount				0							800
Liabilities [Abstract]
Notional amount				950							150
XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €								802							€ 802
XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥									¥ 13,000							¥ 13,000
XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										£ 640							£ 640
XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										1,560							£ 1,560
Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount				0							392
Liabilities [Abstract]
Notional amount				385							385
Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount						$ 0							$ 306,554
Liabilities [Abstract]
Notional amount						306,554							$ 384,948
Forwards US Dollar - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount				100							$ 0
2026 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2026 [Member] | XCS Mexican Peso - US Dollar [Member]
Assets [Abstract]
Notional amount					0
2026 [Member] | Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$							5,843
2026 [Member] | Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €								681
Liabilities [Abstract]
Notional amount | €								108
2026 [Member] | XCS US Dollar - Euro [Member]
Liabilities [Abstract]
Notional amount				0
2026 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €								0
2026 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥									0
2026 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										390
2026 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										110
2026 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Liabilities [Abstract]
Notional amount				385
2026 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount						306,554
2026 [Member] | Forwards US Dollar - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount				100
2027 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2027 [Member] | XCS Mexican Peso - US Dollar [Member]
Assets [Abstract]
Notional amount					0
2027 [Member] | Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$							0
2027 [Member] | Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €								0
Liabilities [Abstract]
Notional amount | €								0
2027 [Member] | XCS US Dollar - Euro [Member]
Liabilities [Abstract]
Notional amount				0
2027 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €								402
2027 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥									0
2027 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										0
2027 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										0
2027 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Liabilities [Abstract]
Notional amount				0
2027 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount						0
2027 [Member] | Forwards US Dollar - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount				0
2028 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				0
Liabilities [Abstract]
Notional amount				0
2028 [Member] | XCS Mexican Peso - US Dollar [Member]
Assets [Abstract]
Notional amount					0
2028 [Member] | Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$							0
2028 [Member] | Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €								0
Liabilities [Abstract]
Notional amount | €								0
2028 [Member] | XCS US Dollar - Euro [Member]
Liabilities [Abstract]
Notional amount				0
2028 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €								400
2028 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥									0
2028 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										0
2028 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										0
2028 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Liabilities [Abstract]
Notional amount				0
2028 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount						0
2028 [Member] | Forwards US Dollar - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount				0
2029 [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				1,000
Liabilities [Abstract]
Notional amount				0
2029 [Member] | XCS Mexican Peso - US Dollar [Member]
Assets [Abstract]
Notional amount					2,018,000
2029 [Member] | Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$							0
2029 [Member] | Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €								0
Liabilities [Abstract]
Notional amount | €								0
2029 [Member] | XCS US Dollar - Euro [Member]
Liabilities [Abstract]
Notional amount				0
2029 [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €								0
2029 [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥									0
2029 [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										0
2029 [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										0
2029 [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Liabilities [Abstract]
Notional amount				0
2029 [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount						0
2029 [Member] | Forwards US Dollar - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount				0
2030 Thereafter [Member] | XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount				700
Liabilities [Abstract]
Notional amount				3,190
2030 Thereafter [Member] | XCS Mexican Peso - US Dollar [Member]
Assets [Abstract]
Notional amount					$ 0
2030 Thereafter [Member] | Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$							R$ 0
2030 Thereafter [Member] | Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €								0
Liabilities [Abstract]
Notional amount | €								0
2030 Thereafter [Member] | XCS US Dollar - Euro [Member]
Liabilities [Abstract]
Notional amount				950
2030 Thereafter [Member] | XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €								€ 0
2030 Thereafter [Member] | XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥									¥ 13,000
2030 Thereafter [Member] | XCS Sterling Pound - Euro [Member]
Liabilities [Abstract]
Notional amount | £										250
2030 Thereafter [Member] | XCS Sterling Pound - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £										£ 1,450
2030 Thereafter [Member] | Interest Rate Swaps US Dollar - Chilean Peso [Member]
Liabilities [Abstract]
Notional amount				0
2030 Thereafter [Member] | Interest Rate Swaps Chilean Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount						$ 0
2030 Thereafter [Member] | Forwards US Dollar - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount				$ 0